Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

Note 3.  Recent Accounting Pronouncements

As of December 31, 2022, there were several new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial statements.